Investments - Summary of Movement on Loan Allowance Account (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In Allowance For Loan Losses [abstract]
Beginning balance	€ (188)	€ (165)
Addition charged to income statement	(40)	(87)
Reversal to income statement	55	2
Amounts written off	55	62
Ending balance	€ (118)	€ (188)